Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 0	$ 0	$ 0	$ 0
Operating Loss Carryforwards Expiration Period			2037 years
Deferred Tax Assets, Valuation Allowance			$ 23,671	7,941
Unrecognized Tax Benefits			0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			0
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			35,100
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense			0	0
Operating Loss Carryforwards			29,200	7,500
State and Local Jurisdiction [Member] | Tax Year 2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			34,900
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense			0	0
Operating Loss Carryforwards			$ 16,200	$ 7,500